Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

During the nine months ended September 30, 2021 and 2020, the Company received aggregate advances of $2,091 and $0 and repaid an aggregate of $5,278 and $0, respectively, to the Company’s Chief Information Officer and a $25,000 settlement payment was made by Empire Services, Inc. on behalf of the Company. The advances are non-interest bearing and due on demand. As of September 30, 2021 and December 31, 2020, the Company owed $0 and $3,187, respectively, in advances to the Company’s Chief Information Officer and $25,000 and $0, respectively, in advances to Empire Services, Inc. (See Note 6).

During the nine months ended September 30, 2021 and 2020, the Company received aggregate proceeds of $357,053 and $20,520, respectively, and repaid $0 from the issuance of non-convertible notes to the Company’s Chief Executive Officer and Empires Services, Inc. In addition, Empire Services, Inc. paid the following on behalf of the Company: (i) the $1,000,000 settlement payment to Iroquois; and (ii) $158,371 of operating expenses to vendors. The non-convertible notes bear interest from 15% to 20% and have maturity dates ranging from December 31, 2020 through October 15, 2021. For those notes in default, the interest rate increases to 35% per annum from the date of default. As of September 30, 2021 and December 31, 2020, the Company owed $1,535,944 and $0, respectively, in non-convertible notes payable to the Company’s Chief Executive Officer and Empire Services, Inc. (See Note 6).

On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company received $1,000,000 in exchange for the issuance of: (i) a $1,000,000 note payable; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,867 (See Note 15). The note bears interest of 8% per annum and is due within three days of the Company’s next closing of equity financing of $3,000,000 or more. The proceeds received were allocated to the debt and equity on a relative fair value basis. Accordingly, debt discount of $867,213 was recognized with a corresponding increase in additional paid-in capital. Since the due date is contingent upon a future event, the entire debt discount was amortized to interest expense immediately (See Note 12).

NOTE 18 – RELATED PARTY TRANSACTIONS

On October 1, 2019, Isaac Dietrich, the Company’s Chief Executive Officer, forfeited warrants received on July 21, 2017.

On October 21, 2019, the Company issued 1,000 shares of Series C Preferred Stock, having an aggregate fair value of $10,000, to Isaac Dietrich in recognition of his service to the Company.

During the year ended December 31, 2020, the Company received aggregate advances of $3,696 and repaid an aggregate of $509 to the Company’s Chief Executive Officer. The advances are non-interest bearing and due on demand. As of December 31, 2020, the Company owed $3,187 in advances to the Company’s Chief Executive Officer (See Note 8).

On December 15, 2020, the Company entered into a settlement agreement (the “Settlement Agreement”) with JDE Development, LLC (“JDE”), a Florida limited liability company wholly-owned and managed by Jesus Quintero, the Company’s former Chief Financial Officer, in connection with the outstanding sum of $89,143 due to JDE for the services of Jesus Quintero as the Chief Financial Officer of the Company pursuant to that certain CFO Services Agreement entered into as of April 1, 2018, by and between the Company and Jesus Quintero. Pursuant to the Settlement Agreement, the Company agreed to pay JDE $25,000 (the “Cash Settlement”) and to enter into a convertible note with JDE in the principal amount of $64,143 (the “Note”). In addition, both parties agreed, on behalf of themselves, their past and present shareholders, members, directors, employees, managers, parents, affiliates, subsidiaries, principals, officers, related entities, assigns and successors, to irrevocably and fully release each other, and their respective past and present shareholders, members, directors, employees, managers, parents, affiliates, subsidiaries, principals, officers, related entities, assigns and successors, from any and all claims and causes of action, suits, debts, dues, sums of money, accounts, reckonings, bonds, bills specialties, covenants, contracts, controversies, agreements, promises, variances, trespasses, damages, judgments, extents, executions, claims and demands whatsoever at law or in equity, upon or by reason of any matter, cause or thing of any nature whatsoever, including but not limited to claims related to sums payable by the Company to JDE. In accordance with the Settlement Agreement, (i) on December 23, 2020, the Company paid JDE the Cash Settlement, and (ii) on December 15, 2020, the Company entered into the Note with JDE for a principal amount of $64,143. The Note had a maturity date of June 15, 2021 and accrued interest at a rate of 12% per annum. The holder has the right to convert the Outstanding Balance of the Note at any time into shares of common stock of the Company at a conversion price of $0.0003 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The shares of Series Y Preferred Stock are not convertible to the extent that (i) the Company’s Certificate of Incorporation has not been amended to increase the number of authorized shares of Common Stock of the Company, or (ii) the holder (together with such holder’s affiliates) would beneficially own in excess of 4.99% of the shares of Common Stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.99% by the holder by written notice from such holder to the Company, which notice shall be effective 61 calendar days after the date of such notice). As a result of the beneficial conversion feature of the Note, debt discount of $64,143 was recognized with a corresponding increase in additional paid-in capital. On December 24, 2020, the holder converted $64,143 of principal into 3.20716 shares of Series Y preferred shares having a stated value of $64,143, resulting in a reduction in debt discount by $60,971 and a loss on settlement of $60,971. As of December 31, 2020, the remaining carrying value of the Note was $0, net of debt discount of $0. As of December 31, 2020, accrued interest payable of $0 was outstanding on the Note (See Note 12).